Commitments and Contingencies Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payment for operating lease
USD In Thousands
2019	412
2020	373
2021	90
Total	875